Revenue (Tables)	3 Months Ended
Mar. 31, 2025
Revenue [abstract]
Schedule of Revenue Recognized in Unaudited Condensed Consolidated Interim Statements of Profit or Loss

Revenue has been recognized in the unaudited condensed consolidated interim statements of profit or loss with the following amounts:

	Three Months Ended March 31,
	2025	2024
	(EUR’000)
Revenue
Commercial products	96,028	66,499
Rendering of services and clinical supply	3,524	4,625
Licenses	1,402	24,770
Total revenue	100,954	95,894
Specified per geographical area
Europe (1)	21,328	1,567
North America	73,686	92,681
Rest of world	5,940	1,646
Total revenue	100,954	95,894
For the three months ended March 31, 2025, Denmark, the country of domicile, contributed with €2.4 million of revenue. For the three months ended March 31, 2024, no revenue was attributable to Denmark.
Schedule of Revenue From Sale of Commercial Products

Revenue from sale of commercial products were as follows:

	Three Months Ended March 31,
	2025	2024
	(EUR’000)
Revenue from commercial products
SKYTROFA®	51,340	65,005
YORVIPATH®	44,688	1,494
Total revenue from commercial products	96,028	66,499